Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2023
Taxes on Income [Abstract]
Schedule of Deferred Income Taxes	Deferred income taxes (U.S. dollars in thousands):
	2023	2022
Deferred tax assets
Tax loss carryforward*	17,991	14,885
Research and development	610	675
Employee and payroll accrued expenses	43	40
Operating lease liabilities	263	354
Other	123	123
Total gross deferred tax assets	19,030	16,077
Deferred tax liabilities:
Operating lease assets	263	354
Total deferred tax assets, net	18,767	15,723
Less – valuation allowance	(18,767)	(15,723)
Net deferred tax assets	-	-
*	Including capital loss carried forward.

Schedule of Roll forward of Valuation Allowance	Roll forward of valuation allowance (U.S. dollars in thousands):
Balance as of December 31, 2022	(15,723)
Additions	(3,458)
Translation differences	414
Balance as of December 31, 2023	(18,767)